NOTE 5 - RIGHT OF USE ASSETS AND LEASE LIABILITIES	Sep. 30, 2023
September 30, 2023
NOTE 5 - RIGHT OF USE ASSETS AND LEASE LIABILITIES

NOTE 5 – RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

In February 2022, the Company entered into a lease agreement for our warehouse facilities located at 7375 Commercial Way Suite 125, Henderson, Nevada 89011 with a term of 35 month 25 days and will expire in 2025.  Prior to February 4, 2022 the company was leasing a warehouse facility on a month-to-month lease.  The average monthly base rent for the first 12 months is approximately $5,333.  For the next 24 months of the lease, the average monthly base rent will be approximately $5,694.  As part of the agreement the Company will be responsible to share any property operating expenses estimated as $1,017 per month.  Pursuant to ASC 842, the estimated operating expenses was included with the base rent and was included in the calculations of the right of use assets.  The Company recorded operating lease right-of-use of $175,765 and lease liabilities for operating lease of $175,765.

Supplemental statements of operations information related to leases are as follows:

Months Ended
September 30, 2023
Lease Cost
Cash paid for amounts included in the measurement of lease liabilities for the first quarter 2022	$-
Weighted average remaining lease term – operating leases (in years)	1.33
Average discount rate – operating leases	9.8%

September 30, 2023
Operating leases
Right-of-use assets, net of amortization of $75,142	$86,279

Short-term operating lease liabilities	$(62,989)
Long-term operating lease liabilities	(26,187)
Total operating lease liabilities	$(89,176)

The following table summarizes the future undiscounted cash payments reconciled to the lease liability:

Year Ending	Operating Leases
2022 (remaining eleven months)	$-
2023	16,779
2024	69,635
2025	5,822
2026 and thereafter	-
Total lease payments	$92,182
Less: Imputed interest/present value discount	$(3,005)
Present value of lease liabilities	$89,176

December 31, 2022
NOTE 5 - RIGHT OF USE ASSETS AND LEASE LIABILITIES

NOTE 5 – LEASES

The company leases warehouse facilities under an operating lease that expires in 2025.  Prior to February 4, 2022 the company was leasing a warehouse facility on a month-to-month lease.  The aggregate minimum future non-cancelable lease commitments at December 31, 2022 are as follows:

2023	$ 68,042
2024	$ 70,883
2025	$ 5,926
Total	$ 144,851

Total rent expense for the months ended December 31, 2022 and 2021 was $63,745 and $55,440.